Shareholder Fees - FidelityGlobalHighIncomeFund-RetailPRO	Jun. 29, 2023 USD ($)
FidelityGlobalHighIncomeFund-RetailPRO | Fidelity Global High Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none